Property, plant and equipment (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
As of January	$ 1,356,846,302	$ 1,222,261,454
Additions	138,289,044	197,387,873
Additions for business combinations (cost)	794,369
Additions for business combinations (depreciation)	(138,743)
Transfers	0	(277)
Transfers to Assets held for sale (cost)		(2,417,701)
Transfers to Assets held for sale (depreciation)		348,192
Transfers from Assets held from sale (cost)		1,770,547
Conversion effect historic (cost)	(296,988,035)	(137,876,559)
Write off (cost)	(7,332,343)	(20,209,182)
Write off (depreciation)	6,635,336	20,011,071
Capitalized interests	761,764	797,442
Depreciation	(104,966,095)	(112,214,151)
Conversion effect (depreciation)	55,932,525	30,351,976
Others increases (decreases)	145,563,649	157,973,407
Divestitures (cost)	(18,238,545)	(29,200,109)
Divestitures (depreciation)	17,036,244	27,862,319
Sub-Total	(82,858,607)	134,584,848
Book Value	1,273,987,695	1,356,846,302
Non-current assets of disposal groups classified as held for sale (cost)	(20,207,777)
As of December	1,273,987,695	1,356,846,302
Land, buildings and contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	581,500,751	538,222,618
Additions	0	0
Additions for business combinations (cost)	181,006
Additions for business combinations (depreciation)	(18,054)
Transfers	48,036,193	61,166,714
Transfers to Assets held for sale (cost)		(1,765,306)
Transfers to Assets held for sale (depreciation)		30,707
Transfers from Assets held from sale (cost)		1,770,547
Conversion effect historic (cost)	(63,104,205)	(29,680,592)
Write off (cost)	(409,818)	(6,648,641)
Write off (depreciation)	375,578	6,535,423
Capitalized interests	0	0
Depreciation	(24,989,553)	(24,493,237)
Conversion effect (depreciation)	3,365,254	1,821,057
Others increases (decreases)	36,545,275	34,879,083
Divestitures (cost)	(1,916,386)	(401,557)
Divestitures (depreciation)	1,823,097	63,935
Sub-Total	(20,319,390)	43,278,133
Book Value	561,181,361	581,500,751
Non-current assets of disposal groups classified as held for sale (cost)	(20,207,777)
As of December	561,181,361	581,500,751
Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
As of January	369,802,866	314,797,756
Additions	0	0
Additions for business combinations (cost)	534,269
Additions for business combinations (depreciation)	(100,613)
Transfers	67,714,703	79,898,704
Transfers to Assets held for sale (cost)		(36,934)
Transfers to Assets held for sale (depreciation)		29,939
Transfers from Assets held from sale (cost)		0
Conversion effect historic (cost)	(113,528,101)	(54,111,392)
Write off (cost)	(3,694,017)	(9,972,059)
Write off (depreciation)	3,245,257	9,970,855
Capitalized interests	0	0
Depreciation	(33,391,578)	(38,579,233)
Conversion effect (depreciation)	16,180,666	8,082,936
Others increases (decreases)	63,049,635	59,737,810
Divestitures (cost)	(2,683,843)	(65,792)
Divestitures (depreciation)	2,519,811	50,276
Sub-Total	(153,811)	55,005,110
Book Value	369,649,055	369,802,866
Non-current assets of disposal groups classified as held for sale (cost)	0
As of December	369,649,055	369,802,866
Bottles and containers [Member]
IfrsStatementLineItems [Line Items]
As of January	83,085,838	78,388,211
Additions	0	0
Additions for business combinations (cost)	0
Additions for business combinations (depreciation)	0
Transfers	26,923,762	22,694,028
Transfers to Assets held for sale (cost)		0
Transfers to Assets held for sale (depreciation)		0
Transfers from Assets held from sale (cost)		0
Conversion effect historic (cost)	(67,485,035)	(34,138,268)
Write off (cost)	(1,745,448)	(2,248,000)
Write off (depreciation)	1,568,049	2,172,805
Capitalized interests	0	0
Depreciation	(21,216,223)	(25,171,425)
Conversion effect (depreciation)	26,110,062	14,171,760
Others increases (decreases)	25,926,231	27,530,952
Divestitures (cost)	(7,033,035)	(20,065,136)
Divestitures (depreciation)	6,862,886	19,750,911
Sub-Total	(10,088,751)	4,697,627
Book Value	72,997,087	83,085,838
Non-current assets of disposal groups classified as held for sale (cost)	0
As of December	72,997,087	83,085,838
Other Equipment [Member]
IfrsStatementLineItems [Line Items]
As of January	51,218,530	46,151,929
Additions	0	0
Additions for business combinations (cost)	0
Additions for business combinations (depreciation)	0
Transfers	18,748,098	19,887,613
Transfers to Assets held for sale (cost)		0
Transfers to Assets held for sale (depreciation)		0
Transfers from Assets held from sale (cost)		0
Conversion effect historic (cost)	(15,443,833)	(9,104,748)
Write off (cost)	(1,013,849)	(84,791)
Write off (depreciation)	1,013,399	77,589
Capitalized interests	0	0
Depreciation	(13,532,247)	(15,552,044)
Conversion effect (depreciation)	9,095,329	5,747,971
Others increases (decreases)	2,886,596	4,432,463
Divestitures (cost)	(3,109,155)	(7,645,330)
Divestitures (depreciation)	2,917,906	7,307,878
Sub-Total	1,562,244	5,066,601
Book Value	52,780,774	51,218,530
Non-current assets of disposal groups classified as held for sale (cost)	0
As of December	52,780,774	51,218,530
Assets under contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	211,047,748	195,282,050
Additions	138,289,044	197,387,873
Additions for business combinations (cost)	0
Additions for business combinations (depreciation)	0
Transfers	(174,281,473)	(200,131,448)
Transfers to Assets held for sale (cost)		0
Transfers to Assets held for sale (depreciation)		0
Transfers from Assets held from sale (cost)		0
Conversion effect historic (cost)	(30,065,398)	(7,821,487)
Write off (cost)	0	0
Write off (depreciation)	0	0
Capitalized interests	761,764	797,442
Depreciation	0	0
Conversion effect (depreciation)	0	0
Others increases (decreases)	13,403,899	25,533,318
Divestitures (cost)	0	0
Divestitures (depreciation)	0	0
Sub-Total	(51,892,164)	15,765,698
Book Value	159,155,584	211,047,748
Non-current assets of disposal groups classified as held for sale (cost)	0
As of December	159,155,584	211,047,748
Furniture, accesories and vehicles [Member]
IfrsStatementLineItems [Line Items]
As of January	29,727,374	27,015,278
Additions	0	0
Additions for business combinations (cost)	79,094
Additions for business combinations (depreciation)	(20,076)
Transfers	12,850,863	9,568,259
Transfers to Assets held for sale (cost)		0
Transfers to Assets held for sale (depreciation)		0
Transfers from Assets held from sale (cost)		0
Conversion effect historic (cost)	(1,280,069)	(781,851)
Write off (cost)	(469,211)	(1,255,691)
Write off (depreciation)	433,053	1,254,399
Capitalized interests	0	0
Depreciation	(9,853,805)	(6,609,355)
Conversion effect (depreciation)	280,915	528,252
Others increases (decreases)	65,091	271,976
Divestitures (cost)	(577,033)	(629,411)
Divestitures (depreciation)	519,197	365,518
Sub-Total	2,028,019	2,712,096
Book Value	31,755,393	29,727,374
Non-current assets of disposal groups classified as held for sale (cost)	0
As of December	31,755,393	29,727,374
Under production vines [Member]
IfrsStatementLineItems [Line Items]
As of January	30,463,195	22,403,612
Additions	0	0
Additions for business combinations (cost)	0
Additions for business combinations (depreciation)	0
Transfers	7,854	6,915,853
Transfers to Assets held for sale (cost)		(615,461)
Transfers to Assets held for sale (depreciation)		287,546
Transfers from Assets held from sale (cost)		0
Conversion effect historic (cost)	(6,081,394)	(2,238,221)
Write off (cost)	0	0
Write off (depreciation)	0	0
Capitalized interests	0	0
Depreciation	(1,982,689)	(1,808,857)
Conversion effect (depreciation)	900,299	0
Others increases (decreases)	3,686,922	5,587,805
Divestitures (cost)	(2,919,093)	(392,883)
Divestitures (depreciation)	2,393,347	323,801
Sub-Total	(3,994,754)	8,059,583
Book Value	26,468,441	30,463,195
Non-current assets of disposal groups classified as held for sale (cost)	0
As of December	26,468,441	30,463,195
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
As of January	2,443,393,825	2,141,488,579
As of December	2,393,284,224	2,443,393,825
Gross carrying amount [member] | Land, buildings and contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	862,106,306	790,813,382
As of December	861,973,319	862,106,306
Gross carrying amount [member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
As of January	813,091,440	691,181,931
As of December	829,082,360	813,091,440
Gross carrying amount [member] | Bottles and containers [Member]
IfrsStatementLineItems [Line Items]
As of January	253,015,079	194,726,856
As of December	229,128,739	253,015,079
Gross carrying amount [member] | Other Equipment [Member]
IfrsStatementLineItems [Line Items]
As of January	164,415,831	147,793,572
As of December	167,059,351	164,415,831
Gross carrying amount [member] | Assets under contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	211,047,748	195,282,050
As of December	159,155,584	211,047,748
Gross carrying amount [member] | Furniture, accesories and vehicles [Member]
IfrsStatementLineItems [Line Items]
As of January	91,014,222	83,225,686
As of December	102,103,144	91,014,222
Gross carrying amount [member] | Under production vines [Member]
IfrsStatementLineItems [Line Items]
As of January	48,703,199	38,465,102
As of December	44,781,727	48,703,199
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
As of January	(1,086,547,523)	(919,227,125)
As of December	(1,119,296,529)	(1,086,547,523)
Accumulated depreciation and amortisation [member] | Land, buildings and contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	(280,605,555)	(252,590,764)
As of December	(300,791,958)	(280,605,555)
Accumulated depreciation and amortisation [member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
As of January	(443,288,574)	(376,384,175)
As of December	(459,433,305)	(443,288,574)
Accumulated depreciation and amortisation [member] | Bottles and containers [Member]
IfrsStatementLineItems [Line Items]
As of January	(169,929,241)	(116,338,645)
As of December	(156,131,652)	(169,929,241)
Accumulated depreciation and amortisation [member] | Other Equipment [Member]
IfrsStatementLineItems [Line Items]
As of January	(113,197,301)	(101,641,643)
As of December	(114,278,577)	(113,197,301)
Accumulated depreciation and amortisation [member] | Assets under contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	0	0
As of December	0	0
Accumulated depreciation and amortisation [member] | Furniture, accesories and vehicles [Member]
IfrsStatementLineItems [Line Items]
As of January	(61,286,848)	(56,210,408)
As of December	(70,347,751)	(61,286,848)
Accumulated depreciation and amortisation [member] | Under production vines [Member]
IfrsStatementLineItems [Line Items]
As of January	(18,240,004)	(16,061,490)
As of December	$ (18,313,286)	$ (18,240,004)